Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Total depreciation and amortisation expense	[2]	€ 1,402	[1]	€ 1,089	[3]	€ 1,025	[1]
Capitalised development expenditure [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1],[4]	332		240		277
Computer software [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1],[4]	75		64		50
Other intangible assets [member]
Income from operations - Text Details (Detail) [Line Items]
Amortisation expense	[1],[4]	350		347		260
Property, plant and equipment [member]
Income from operations - Text Details (Detail) [Line Items]
Depreciation expense	[1],[4]	€ 645		€ 438		€ 437

[1]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[4]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill